Leases (Schedule of Amounts Recognized in Profit and Loss) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation expense on right-of-use assets | ₪	₪ 2,164		₪ 1,911
Interest expense on lease liabilities | ₪	96		94
Cancellation of rental expenses | ₪	(2,264)		(1,911)
Amounts recognized in profit and loss | ₪	₪ (4)		₪ 94
US Dollars [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation expense on right-of-use assets | $		$ 696
Interest expense on lease liabilities | $		31
Cancellation of rental expenses | $		(728)
Amounts recognized in profit and loss | $		$ (1)